Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 5,410,629	$ 3,610,262	$ 2,354,169
Accounts receivable - net	280,000	270,000
Marketable securities - available for sale securities	6,250	6,250	12,500
Prepaid expenses and other current assets	579,382	752,931	40,333
Assets of discontinued operations - current portion			82,145
Total current assets	6,276,261	4,639,443	2,489,147
Other assets:
Property and equipment, net	12,223	13,640
Intangible assets, net	5,704,012	6,157,659	492,152
Goodwill	2,144,488	2,144,488
Assets of discontinued operations - long term portion			1,035,570
Total other assets	7,860,723	8,315,787	1,527,722
Total Assets	14,136,984	12,955,230	4,016,869
Current liabilities:
Accounts payable and accrued expenses	1,719,242	754,945	57,158
Liabilities of discontinued operations	30,664	30,664	30,664
Total liabilities	1,749,906	785,609	87,822
Stockholders' Equity:
Preferred stock, $.0001 par value, 50,000,000 shares authorized: none issued and outstanding
Common stock, ($.0001 par value; 200,000,000 shares authorized; 5,489,593 issued and outstanding at March 31, 2014 and December 31, 2013	549	549	352
Additional paid-in capital	23,172,350	22,673,287	10,976,325
Accumulated other comprehensive income - marketable securities available for sale	(6,250)	(6,250)
Accumulated deficits	(10,769,075)	(10,487,469)	(7,037,134)
Total Marathon Patent Group, Inc. equity	12,397,574	12,180,117	3,939,543
Non-controlling interest in subsidiary	(10,496)	(10,496)	(10,496)
Total stockholders' equity	12,387,078	12,169,621	3,929,047
Total liabilities and stockholders' equity	$ 14,136,984	$ 12,955,230	$ 4,016,869